Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2021
Principal			Fair Value
		SHORT-TERM INVESTMENT - 85.4%
		BANK DEPOSITS - 85.4%
$ 16,003,061		Union Bank Institutional Trust Deposit Account - IV, 0.07% +	$ 16,003,061
		TOTAL SHORT-TERM INVESTMENT (Cost - $16,003,061)

		TOTAL INVESTMENTS - 85.4% (Cost - $16,003,061)	16,003,061
		OTHER ASSETS LESS LIABILITIES - 14.6%	2,743,089
		NET ASSETS - 100.0%	$ 18,746,150

	+	Reflects seven-day effective yield on July 31, 2021.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2021
FUTURES CONTRACTS
Number of Long Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Fair Value / Unrealized Appreciation (Depreciation)
25	CBOT 10 Year U.S. Treasury Note +	Sep-21	3,361,325	$ 9,618
6	CBOT 5 Year U.S. Treasury Note +	Sep-21	1,323,936	998
15	CBOT 2 Year U.S. Treasury Note +	Sep-21	1,866,675	4,485
1	CBOT Corn +	Dec-21	27,263	(413)
4	CBOT Soybean +	Nov-21	269,850	(6)
1	CBOT Soybean Meal +	Dec-21	35,390	(1,980)
3	CBOT U.S. Long Bond +	Sep-21	494,157	2,344
4	CME Australian Dollar +	Sep-21	293,440	(9,378)
8	CME British Pound +	Sep-21	694,650	(181)
1	CME E-Mini NASDAQ 100 Index	Sep-21	299,116	2,470
3	CME E-Mini Standard & Poor's 500 Index	Sep-21	658,425	19,050
14	CME Euro Foreign Exchange +	Sep-21	2,076,550	5,488
9	CME Feeder Cattle +	Oct-21	738,225	10,087
4	CME Lean Hogs +	Oct-21	140,840	(3,640)
2	CME Live Cattle +	Dec-21	106,120	(170)
68	CME Mexican Peso +	Sep-21	1,698,980	2,154
20	CME New Zealand Dollar +	Sep-21	1,392,400	2,700
1	CME Nikkei 225 Index	Sep-21	137,350	(8,179)
9	CME Swiss Franc +	Sep-21	1,242,675	9,075
1	CME Ultra Long Term US Treasury Bond +	Sep-21	199,531	(1,782)
1	CME Yen Denominated Nikkei 225 Index	Sep-21	13,725,000	(2,933)
5	Cocoa +	Sep-21	80,850	(1,603)
2	COMEX Copper +	Sep-21	224,125	(3,263)
1	COMEX Gold 100 Troy Ounces +	Dec-21	181,720	(1,296)
21	Eurex 10 Year Euro BUND +	Sep-21	3,707,970	19,692
139	Eurex 2 Year Euro SCHATZ +	Sep-21	15,617,345	6,918
6	Eurex 30 Year Euro BUXL +	Sep-21	1,290,240	60,815
35	Eurex 5 Year Euro BOBL +	Sep-21	4,737,600	24,914
5	Eurex EURO STOXX 50	Sep-21	204,400	(145)
5	Euro-BTP Italian Bond +	Sep-21	771,400	6,030
2	Euronext Amsterdam Index	Aug-21	300,496	2,944
7	Euronext CAC 40 Index	Aug-21	462,665	3,802
4	Euronext Maize +	Nov-21	42,250	1,096
19	Euronext Milling Wheat +	Sep-21	212,088	15,917
6	Euronext Rapeseed +	Oct-21	156,750	(3,563)
23	French Government Bond +	Sep-21	3,727,840	58,590
4	FTSE 100 Index	Sep-21	278,660	(1,187)
3	FTSE/MIB Index	Sep-21	380,355	4,963
7	FVSA index - Mini-Futures on VSTOXX	Aug-21	14,980	451
20	HKG Hang Seng China Enterprises Index	Aug-21	9,215,000	(7,533)
6	HKG Hang Seng Index	Aug-21	7,769,100	(3,450)
8	ICE Brent Crude Oil +	Aug-21	603,280	12,270
4	ICE Brent Crude Oil +	Sep-21	298,360	4,950
5	ICE Gas Oil +	Aug-21	306,625	8,425
5	ICE Gas Oil +	Sep-21	307,125	9,200
1	LME Copper +	Sep-21	242,944	(14,381)
4	LME Lead +	Sep-21	239,375	17,025
3	LME Nickel +	Sep-21	351,918	17,754
3	LME Primary Aluminum +	Sep-21	194,625	8,063
4	LME Zinc +	Sep-21	303,500	7,925
1	Long Gilt +	Sep-21	129,790	1,240
1	MEFF Madrid IBEX 35 Index	Aug-21	86,747	(596)
14	Montreal Exchange 10 Year Canadian Bond +	Sep-21	2,072,140	3,003
3	Montreal Exchange S&P/TSX 60 Index	Sep-21	727,440	7,456
1	NYBOT CSC C Coffee +	Sep-21	67,331	(4,219)
3	NYBOT CSC Cocoa +	Sep-21	70,980	(2,530)
7	NYBOT CTN Frozen Concentrated Orange Juice A +	Sep-21	139,598	6,030
7	NYMEX Brent Crude Oil Last Day +	Aug-21	527,870	7,180
7	NYMEX Henry Hub Natural Gas +	Aug-21	273,980	23,780
3	NYMEX Henry Hub Natural Gas +	Oct-21	119,460	12,923
Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
FUTURES CONTRACTS
Number of Long Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Fair Value / Unrealized Appreciation (Depreciation)
2	NYMEX Henry Hub Natural Gas +	Nov-21	81,700	$ 400
5	NYMEX Henry Hub Natural Gas +	Sep-21	196,000	23,107
3	NYMEX Light Sweet Crude Oil +	Aug-21	221,850	3,585
2	NYMEX Light Sweet Crude Oil +	Sep-21	146,460	5,380
3	NYMEX Light Sweet Crude Oil +	Oct-21	217,290	1,535
3	NYMEX NY Harbor ULSD +	Aug-21	276,646	3,322
5	NYMEX NY Harbor ULSD +	Sep-21	461,244	25,830
4	NYMEX Platinum +	Oct-21	209,680	(10,990)
2	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB +	Aug-21	196,115	7,035
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB +	Sep-21	92,224	8,081
13	OML Stockholm OMXS30 Index	Aug-21	3,081,325	3,100
3	OSE Gold +	Apr-22	19,311,000	664
3	OSE Rubber +	Dec-21	3,259,500	82
4	SAFEX FTSE/JSE Top 40 Index	Sep-21	2,493,840	3,900
5	SFE 10 Year Australian Bond +	Sep-21	494,125	5,774
47	SFE 3 Year Australian Bond +	Sep-21	4,686,840	5,949
5	SFE S&P ASX Share Price Index	Sep-21	912,500	1,319
6	SGX FTSE Taiwan Index	Aug-21	358,620	(1,860)
6	SGX MSCI Singapore Index	Aug-21	216,510	2,067
12	SGX Nifty 50 Index	Aug-21	378,576	(1,111)
11	TSE Japanese 10 Year Bond +	Sep-21	1,675,300,000	8,556
1	WCE Canola +	Nov-21	16,844	1,899
2	White Sugar +	Sep-21	44,570	(2,595)
			Net Unrealized Appreciation from Long Futures Contracts	$ 444,426
Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
FUTURES CONTRACTS
Number of Short Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Fair Value / Unrealized Appreciation (Depreciation)
(4)	CBOE Volatility Index	Aug-21	81,096	$ 5,604
(2)	CBOT Oats +	Dec-21	44,775	(588)
(7)	CBOT Rough Rice +	Sep-21	191,520	(3,813)
(6)	CBOT Soybean Oil +	Dec-21	226,944	(9,155)
(3)	CME Canadian Dollar +	Sep-21	240,390	(825)
(2)	CME Euro FX/British Pound Cross Rate +	Sep-21	213,525	(877)
(2)	CME Euro FX/Japanese Yen Cross Rate +	Sep-21	32,550,000	(529)
(4)	CME Japanese Yen Currency +	Sep-21	455,675	(785)
(5)	CME Live Cattle +	Oct-21	254,400	(590)
(1)	COMEX Silver +	Sep-21	127,735	50
(2)	Eurex Swiss Federal Bond +	Sep-21	341,100	(3,843)
(2)	KCBT Hard Red Winter Wheat +	Sep-21	67,325	(4,050)
(1)	LME Copper +	Sep-21	242,944	(10,261)
(1)	LME Lead +	Sep-21	59,844	(3,744)
(2)	LME Nickel +	Sep-21	234,612	(14,658)
(2)	LME Primary Aluminum +	Sep-21	129,750	(5,100)
(3)	LME Zinc +	Sep-21	227,625	(9,806)
(49)	MDE Kuala Lumpur Composite Index	Aug-21	3,662,750	9,208
(4)	NYBOT CSC Number 11 World Sugar +	Sep-21	80,237	(2,654)
(6)	NYBOT CTN Number 2 Cotton +	Dec-21	268,170	(4,490)
(11)	NYBOT FINEX United States Dollar Index +	Sep-21	1,014,068	4,182
(7)	OSE Nikkei 225 mini	Sep-21	19,145,000	4,811
(1)	OSE Platinum +	Jun-22	1,871,500	(18)
(3)	Robusta Coffee Future 10-Tonne +	Sep-21	53,580	3,040

			Net Unrealized Depreciation from Short Futures Contracts	$ (48,891)
			Net Unrealized Appreciation from Futures Contracts	$ 395,535

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
FUTURES CONTRACTS

+ All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.
^ All collateral for open futures contracts consists of cash included as deposits with the broker.

BOBL - Bundes Obligation
BTP - Business Transaction Protocol
CAC - French Stock Market Index
CBOE - Chicago Board Options Exchange
CBOT - Central Bank of Turkey
CME - Chicago Mercantile Exchange
COMEX - Commodity Exchange
FTSE - Financial Times Stock Exchange
IBEX - Spanish Stock Index
JSE - Johannesburg Stock Exchange
KC HRW - Kansas City Hard Red Winter
LME - London Metal Exchange
MDE - Mylaysia Derivatives Exchange
NASDAQ - National Association of Securities Dealers Automated Quotations
NYBOT - The New York Board of Trade
NYMEX - The New York Mercantile Exchange
OAT - Obligations Assimilables Du Tresor
OMXS - Stockholm Index
OSE - Osaka Securities Exchange
RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
S&P - Standard & Poor's
SGX - Stock Exchange of Singapore
STOXX - Stock Index of Eurozone Stocks
TSX - Toronto Stock Exchange
ULSD - Ultra Low Sulfur Diesel
VSTOXX - Volatility Derivatives on Eurex Exchange
WCE - Winnipeg Commodity Exchange

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Forward Foreign Currency Contracts
TO BUY:
Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
9/15/2021	ADM	200,000	AUD	147,044	USD	$ (8,332)
9/15/2021	INTL FCStone	600,000	BRL	115,874	USD	1,019
9/15/2021	ADM	200,000	CAD	160,205	USD	(5,759)
9/15/2021	ADM	6,000,000	CZK	279,104	USD	(9,456)
9/15/2021	ADM	1,200,000	DKK	191,451	USD	(6,301)
9/15/2021	ADM	200,000	EUR	237,368	USD	(7,836)
9/15/2021	ADM	40,000,000	HUF	132,501	USD	(8,256)
9/15/2021	INTL FCStone	6,000,000,000	IDR	413,568	USD	(1,210)
9/15/2021	ADM	1,000,000	ILS	310,016	USD	1,212
9/15/2021	ADM	2,000,000	MXN	100,111	USD	651
9/15/2021	ADM	200,000	NZD	139,568	USD	(6,177)
9/15/2021	ADM	1,800,000	NOK	203,761	USD	(10,159)
9/15/2021	INTL FCStone	24,000,000	PHP	479,443	USD	(20,870)
9/15/2021	ADM	800,000	PLN	207,827	USD	(11,042)
9/15/2021	INTL FCStone	12,000,000	RUB	162,824	USD	746
9/15/2021	ADM	400,000	SGD	295,382	USD	(7,804)
9/15/2021	INTL FCStone	200,000,000	KRW	173,752	USD	(7,135)
9/15/2021	ADM	1,200,000	SEK	139,517	USD	(5,588)
9/15/2021	ADM	400,000	CHF	342,853	USD	(1,478)
9/15/2021	INTL FCStone	12,000,000	THB	365,016	USD	(16,735)
9/15/2021	INTL FCStone	2,400,000	CNH	369,893	USD	(4,797)
9/17/2021	ADM	500,000	ILS	155,012	USD	858
				$ 5,122,090		$ (134,449)

TO SELL:
Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
9/15/2021	ADM	200,000	AUD	147,044	USD	5,894
9/15/2021	INTL FCStone	600,000	BRL	115,874	USD	(3,070)
9/15/2021	ADM	200,000	CAD	160,205	USD	1,200
9/15/2021	INTL FCStone	2,400,000	CNH	369,893	USD	(1,761)
9/15/2021	ADM	6,000,000	CZK	279,104	USD	495
9/15/2021	ADM	2,400,000	DKK	382,901	USD	688
9/15/2021	ADM	400,000	EUR	474,736	USD	444
9/15/2021	ADM	40,000,000	HUF	132,501	USD	2,856
9/15/2021	INTL FCStone	6,000,000,000	IDR	413,568	USD	(6,383)
9/15/2021	ADM	40,000,000	JPY	364,588	USD	1,321
9/15/2021	ADM	2,000,000	MXN	100,111	USD	(4,015)
9/15/2021	ADM	200,000	NZD	139,568	USD	945
9/15/2021	ADM	1,800,000	NOK	203,761	USD	2,451
9/15/2021	ADM	600,000	NOK	67,920	USD	(76)
9/15/2021	INTL FCStone	24,000,000	PHP	479,443	USD	13,067
9/15/2021	ADM	1,600,000	PLN	415,653	USD	7,546
9/15/2021	INTL FCStone	12,000,000	RUB	162,824	USD	(3,410)
9/15/2021	ADM	400,000	SGD	295,382	USD	1,799
9/15/2021	INTL FCStone	200,000,000	KRW	173,752	USD	1,888
9/15/2021	ADM	1,200,000	SEK	139,517	USD	706
9/15/2021	ADM	400,000	CHF	441,853	USD	(8,058)
9/15/2021	INTL FCStone	16,000,000	THB	486,689	USD	20,326
9/17/2021	ADM	1,000,000	ILS	310,025	USD	(6,746)
				$ 6,256,912		$ 28,107

Total						$ (106,342)

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Forward Foreign Currency Contracts (Continued)
CROSS CURRENCY CONTRACTS:

Settlement Date	Counterparty	Local Currency Amount Purchased	Foreign Currency To Buy	Local Currency Amount Sell	Foreign Currency To Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation (Depreciation)
9/15/2021	ADM	100,000	AUD	8,491,396	JPY	$ 73,522	$ (77,397)	$ (3,875)
9/15/2021	ADM	600,000	AUD	645,952	NZD	441,132	(450,771)	(9,639)
9/15/2021	ADM	200,000	GBP	348,086	CAD	278,100	(278,825)	(725)
9/15/2021	ADM	172,078	GBP	200,000	EUR	239,275	(237,368)	1,907
9/15/2021	ADM	100,000	GBP	15,573,700	JPY	139,050	(141,949)	(2,899)
9/15/2021	ADM	78,331	GBP	100,000	CHF	108,919	(110,463)	(1,544)
9/15/2021	ADM	186,418	CAD	200,000	AUD	149,325	(147,044)	2,281
9/15/2021	ADM	342,064	CAD	200,000	GBP	274,002	(278,101)	(4,099)
9/15/2021	ADM	100,000	CAD	9,071,800	JPY	80,102	(82,686)	(2,584)
9/15/2021	ADM	6,000,000	CZK	235,411	EUR	279,104	(279,395)	(291)
9/15/2021	ADM	232,233	EUR	6,000,000	CZK	275,624	(279,104)	(3,480)
9/15/2021	ADM	224,537	EUR	80,000,000	HUF	266,490	(265,002)	1,488
9/15/2021	ADM	200,000	EUR	26,801,800	JPY	237,368	(244,291)	(6,923)
9/15/2021	ADM	116,535	EUR	1,200,000	NOK	138,309	(135,840)	2,469
9/15/2021	ADM	351,288	EUR	3,600,000	SEK	416,922	(418,551)	(1,629)
9/15/2021	ADM	273,958	EUR	300,000	CHF	325,144	(331,390)	(6,246)
9/15/2021	ADM	80,000,000	HUF	229,728	EUR	265,003	(272,651)	(7,648)
9/15/2021	ADM	8,212,300	JPY	100,000	AUD	74,853	(73,522)	1,331
9/15/2021	ADM	15,068,800	JPY	100,000	GBP	137,348	(139,051)	(1,703)
9/15/2021	ADM	8,781,020	JPY	100,000	CAD	80,036	(80,102)	(66)
9/15/2021	ADM	26,445,380	JPY	200,000	EUR	241,042	(237,368)	3,674
9/15/2021	ADM	23,972,770	JPY	200,000	CHF	218,505	(220,926)	(2,421)
9/15/2021	ADM	1,069,606	NZD	1,000,000	AUD	746,413	(735,220)	11,193
9/15/2021	ADM	1,200,000	NOK	118,415	EUR	135,841	(140,541)	(4,700)
9/16/2021	ADM	3,600,000	SEK	354,892	EUR	418,551	(421,201)	(2,650)
9/15/2021	ADM	100,000	CHF	79,937	GBP	110,463	(111,153)	(690)
9/15/2021	ADM	300,000	CHF	276,304	EUR	331,390	(327,929)	3,461
9/15/2021	ADM	200,000	CHF	24,401,800	JPY	220,927	(222,416)	(1,489)
		178,227,318		180,129,221		$ 6,702,760	$ (6,740,257)	$ (37,497)

Total								$ (37,497)

ADM - ADM Investor Services, Inc.
INTL FCStone - International FCStone, Inc.

AUD - Australian Dollar
BRL - Brazial Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CHF - Swiss Franc
CNH - Chinese Yuan Reminbi
CZK - Czech Koruna
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli New Shekel
JPY - Japanese Yen
KRW - South Korean won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philppine Peso
PLN - Poland ztoly
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - Taiwan New Dollar
USD - U.S. Dollar